GOODWILL	12 Months Ended
Jun. 26, 2021
Medmen Enterprises Inc. [Member]
GOODWILL

12. GOODWILL

As of June 26, 2021 and June 27, 2020, goodwill was $32,900,457 and $32,900,457, respectively. See “Note 9 – Business Acquisitions” and “Note 28 – Discontinued Operations” for further information. As of June 26, 2021 and June 27, 2020, the carrying amounts of goodwill were allocated to each group of reporting units as follows:

	California	Illinois	Nevada	Arizona	TOTAL

Balance as of June 29, 2019	$16,742,843	$9,810,050	$16,556,287	$16,912,951	$60,022,131

Acquired Goodwill	8,217,465	2,745,910	-	-	10,963,375
Transferred to Assets Held for Sale	(1,869,900)	(2,745,910)	-	-	(4,615,810)
Impairment Losses	-	-	(16,556,287)	(16,912,951)	(33,469,238)

Balance as of June 27, 2020 and June 26, 2021	$23,090,408	$9,810,050	$-	$-	$32,900,457

Goodwill is assigned to the reporting unit, which is the operating segment level or one level below the operating segment. Goodwill arises from the purchase price for acquired businesses exceeding the fair value of tangible and intangible assets acquired less assumed liabilities. Goodwill is reviewed annually for impairment or more frequently if impairment indicators arise. The Company adopted ASU 2017-04 which eliminates Step 2 from the quantitative assessment of the goodwill impairment test wherein the goodwill impairment loss was measured by comparing the implied fair value of a reporting unit’s goodwill with its carrying amount. The goodwill impairment test consists of one step comparing the fair value of a reporting unit with its carrying amount. The amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as a goodwill impairment loss.

The Company conducts its annual goodwill impairment assessment as of the last day of the year. For the purpose of the goodwill impairment test, the Company performed a quantitative assessment wherein the fair value of each reporting unit is determined using a discounted cash flow method (income approach). The earnings forecast for the reporting unit impaired was revised based on a decrease in anticipated operating profits and cash flows for the next five years as it relates to the current economic environment related to COVID-19. The fair value of that reporting unit was estimated using the expected present value of future cash flows. As of June 26, 2021, the Company recorded a goodwill impairment loss in the amount of $960,692 as a result of its assessment, of which nil is recorded as a component of impairment expense in the Consolidated Statements of Operations and $960,692 is included as a component of impairment expense in the Consolidated Statements of Operations for Discontinued Operations. As of June 27, 2020, the Company recorded a goodwill impairment loss in the amount of $58,047,946 as a result of its assessment, of which $33,469,238 is included as a component of impairment expense in the Consolidated Statements of Operations and $24,578,708 is included as a component of impairment expense in the Consolidated Statements of Operations for Discontinued Operations.